Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.4%
Cadre Holdings, Inc. ................... 5,358 $ 158,865
Ducommun, Inc.
(a)
.................... 6,590 935,319
Huntington Ingalls Industries, Inc. .......... 3,106 1,131,485
Leonardo DRS, Inc. ................... 9,578 389,154
Mercury Systems, Inc.
(a)
................ 1,805 142,432
National Presto Industries, Inc. ............ 2,497 349,180
Woodward, Inc. ...................... 2,292 831,973
3,938,408
Automobile Components — 0.8%
Dorman Products, Inc.
(a)
................ 1,687 189,804
Gentex Corp. ....................... 86,534 1,999,801
Visteon Corp. ....................... 1,660 185,439
2,375,044
Beverages — 1.3%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 3,757 890,559
Coca-Cola Consolidated, Inc. ............. 5,036 1,032,733
Molson Coors Beverage Co. , Class B ....... 23,198 991,483
National Beverage Corp.
(a)
............... 13,065 447,084
Primo Brands Corp. , Class A ............. 13,545 276,047
3,637,906
Biotechnology — 6.4%
(a)
ACADIA Pharmaceuticals, Inc. ............ 13,145 295,105
ADMA Biologics, Inc. .................. 8,936 91,594
Alkermes plc ........................ 37,796 1,274,103
AnaptysBio, Inc. ..................... 2,657 174,645
Arbutus Biopharma Corp.
(b)
.............. 66,759 280,388
ArriVent Biopharma, Inc. ................ 7,033 218,656
Aurinia Pharmaceuticals, Inc. ............. 51,967 799,512
BioMarin Pharmaceutical, Inc. ............ 30,208 1,628,513
Catalyst Pharmaceuticals, Inc. ............ 22,519 633,460
Exelixis, Inc. ........................ 26,376 1,172,677
First Tracks Biotherapeutics, Inc.
(b)
......... 2,657 61,828
Halozyme Therapeutics, Inc. ............. 10,419 663,274
Ideaya Biosciences, Inc.
(b)
............... 4,633 134,820
Inhibrx Biosciences, Inc. ................ 2,174 280,903
Ionis Pharmaceuticals, Inc. .............. 17,241 1,288,937
Kiniksa Pharmaceuticals International plc , Class
A ............................. 16,768 901,783
Krystal Biotech, Inc.
(b)
.................. 3,193 837,396
Madrigal Pharmaceuticals, Inc. ............ 496 256,626
Mirum Pharmaceuticals, Inc. ............. 8,139 792,006
Nuvalent, Inc. , Class A
(b)
................ 2,654 266,143
Palvella Therapeutics, Inc. ............... 1,782 228,666
Protagonist Therapeutics, Inc. ............ 12,990 1,285,620
Roivant Sciences Ltd. .................. 72,042 2,055,358
Soleno Therapeutics, Inc. ............... 3,703 195,593
Vaxcyte, Inc. ........................ 6,242 357,292
Viridian Therapeutics, Inc. ............... 8,864 119,487
Xenon Pharmaceuticals, Inc. ............. 26,899 1,507,420
Zymeworks, Inc. ..................... 17,396 479,086
18,280,891
Broadline Retail — 0.1%
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 3,620 313,166
Building Products — 0.9%
A O Smith Corp. ..................... 30,049 1,858,230
Armstrong World Industries, Inc. ........... 2,731 465,335
Zurn Elkay Water Solutions Corp. .......... 5,181 269,205
2,592,770
Security
Shares
Shares Value
Capital Markets — 0.6%
MarketAxess Holdings, Inc. .............. 10,010 $ 1,573,472
Chemicals — 0.4%
Balchem Corp. ...................... 4,085 660,218
NewMarket Corp. ..................... 294 198,632
Sensient Technologies Corp. ............. 2,629 298,760
1,157,610
Commercial Services & Supplies — 3.5%
Brady Corp. , Class A, NVS .............. 20,253 1,657,101
Brink's Co. (The) ..................... 6,364 679,357
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 22,049 1,747,383
Clean Harbors, Inc.
(a)
.................. 3,849 1,203,505
CoreCivic, Inc.
(a)
..................... 8,334 170,514
Healthcare Services Group, Inc.
(a)
.......... 7,920 169,567
MSA Safety, Inc. ..................... 7,547 1,255,745
OPENLANE, Inc.
(a)
.................... 19,908 625,908
Tetra Tech, Inc. ...................... 43,084 1,392,475
UniFirst Corp. ....................... 3,904 997,511
9,899,066
Communications Equipment — 0.6%
(a)
Calix, Inc. .......................... 5,602 244,023
NetScout Systems, Inc. ................. 27,110 913,607
Viavi Solutions, Inc. ................... 7,962 417,209
1,574,839
Construction & Engineering — 0.7%
API Group Corp.
(a)
.................... 18,035 824,560
Granite Construction, Inc. ............... 8,349 1,144,398
1,968,958
Consumer Finance — 1.6%
EZCORP, Inc. , Class A, NVS
(a)
............ 26,883 881,225
FirstCash Holdings, Inc. ................ 16,143 3,522,725
4,403,950
Consumer Staples Distribution & Retail — 1.6%
Albertsons Cos., Inc. , Class A ............ 62,510 1,053,293
BJ's Wholesale Club Holdings, Inc.
(a)
........ 23,340 2,191,393
Ingles Markets, Inc. , Class A ............. 6,762 618,520
Maplebear, Inc.
(a)
..................... 8,451 357,900
Weis Markets, Inc. .................... 5,675 398,272
4,619,378
Containers & Packaging — 0.7%
AptarGroup, Inc. ..................... 9,631 1,191,162
Crown Holdings, Inc. .................. 8,256 811,647
2,002,809
Diversified Consumer Services — 2.6%
ADT, Inc. .......................... 84,343 635,103
Bright Horizons Family Solutions, Inc.
(a)
...... 2,099 170,250
Covista, Inc.
(a)
....................... 1,491 171,793
Frontdoor, Inc.
(a)
...................... 2,743 188,252
Graham Holdings Co. , Class B ............ 133 149,294
Grand Canyon Education, Inc.
(a)
........... 4,004 676,956
H&R Block, Inc. ...................... 12,178 386,408
Laureate Education, Inc.
(a)
............... 28,972 871,912
Perdoceo Education Corp. ............... 12,483 423,673
Service Corp. International .............. 39,384 3,191,286
Strategic Education, Inc. ................ 1,878 147,235
Stride, Inc.
(a)
........................ 3,184 309,357
7,321,519

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified REITs — 0.3%
Broadstone Net Lease, Inc. .............. 33,085 $ 655,083
Essential Properties Realty Trust, Inc. ....... 9,273 291,450
946,533
Diversified Telecommunication Services — 0.8%
GCI Liberty, Inc. , Class C, NVS
(a)
.......... 10,102 345,993
Liberty Global Ltd. , Class A
(a)
............. 76,766 888,950
Liberty Global Ltd. , Class C, NVS
(a)
......... 62,392 707,526
Shenandoah Telecommunications Co. ....... 21,672 340,901
2,283,370
Electric Utilities — 5.2%
IDACORP, Inc. ...................... 25,084 3,705,910
OGE Energy Corp. .................... 74,464 3,633,843
Pinnacle West Capital Corp. ............. 43,460 4,507,671
Portland General Electric Co. ............. 31,722 1,647,324
TXNM Energy, Inc. .................... 19,568 1,155,686
14,650,434
Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc.
(a)
................ 1,358 255,073
Avnet, Inc. ......................... 6,522 538,130
Badger Meter, Inc. .................... 906 109,545
Itron, Inc.
(a)
......................... 3,674 307,881
PC Connection, Inc. ................... 5,294 337,440
TD SYNNEX Corp. .................... 8,240 1,880,203
3,428,272
Entertainment — 2.6%
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 3,098 163,946
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
. 21,583 1,066,416
Cinemark Holdings, Inc. ................ 38,443 1,134,837
IMAX Corp.
(a)
....................... 21,206 806,252
Madison Square Garden Sports Corp.
(a)
...... 7,251 2,483,178
TKO Group Holdings, Inc. , Class A ......... 8,722 1,623,077
7,277,706
Financial Services — 0.2%
Cantaloupe, Inc.
(a)
.................... 25,156 274,703
Enact Holdings, Inc. ................... 5,309 226,854
Essent Group Ltd. .................... 2,781 168,306
669,863
Food Products — 4.9%
Cal-Maine Foods, Inc. .................. 14,025 1,083,571
Campbell's Co. (The) .................. 32,067 666,673
Conagra Brands, Inc. .................. 92,320 1,324,792
Fresh Del Monte Produce, Inc. ............ 18,834 788,956
Ingredion, Inc. ....................... 25,371 2,834,955
J & J Snack Foods Corp. ................ 7,056 622,763
J M Smucker Co. (The) ................. 12,400 1,215,572
Marzetti Co. (The) .................... 5,525 719,797
Mission Produce, Inc.
(a) (b)
................ 20,010 277,339
Pilgrim's Pride Corp. ................... 22,050 729,855
Post Holdings, Inc.
(a)
................... 20,169 2,112,703
Seaboard Corp. ...................... 134 761,915
Seneca Foods Corp. , Class A
(a)
........... 1,662 232,447
Simply Good Foods Co. (The)
(a)
........... 9,197 122,964
Tootsie Roll Industries, Inc. .............. 8,959 378,249
Vital Farms, Inc.
(a) (b)
................... 5,052 68,960
13,941,511
Gas Utilities — 1.0%
Chesapeake Utilities Corp. .............. 4,863 613,321
National Fuel Gas Co. ................. 6,768 571,084
New Jersey Resources Corp. ............. 14,954 842,060
ONE Gas, Inc. ....................... 4,402 392,746
Security
Shares
Shares Value
Gas Utilities (continued)
Spire, Inc. .......................... 3,176 $ 289,588
2,708,799
Ground Transportation — 2.2%
Knight-Swift Transportation Holdings, Inc. , Class
A ............................. 11,737 761,731
Landstar System, Inc. .................. 12,880 2,370,822
Marten Transport Ltd. .................. 28,257 426,116
Schneider National, Inc. , Class B .......... 25,695 798,857
U-Haul Holding Co. , NVS ............... 29,758 1,419,159
U-Haul Holding Co.
(a)
.................. 3,665 188,234
Werner Enterprises, Inc. ................ 10,971 404,501
6,369,420
Health Care Equipment & Supplies — 1.6%
iRadimed Corp. ...................... 3,053 254,742
Lantheus Holdings, Inc.
(a)
............... 6,580 556,800
LivaNova plc
(a)
....................... 3,234 194,364
Merit Medical Systems, Inc.
(a)
............. 19,500 1,329,510
Penumbra, Inc.
(a)
..................... 3,656 1,193,611
Teleflex, Inc. ........................ 8,640 1,070,582
4,599,609
Health Care Providers & Services — 5.6%
Addus HomeCare Corp.
(a)
............... 8,568 830,154
Alignment Healthcare, Inc.
(a)
............. 46,426 1,046,442
Brookdale Senior Living, Inc.
(a)
............ 17,588 252,564
Chemed Corp. ....................... 6,574 2,793,819
DaVita, Inc.
(a) (b)
...................... 1,139 176,704
Encompass Health Corp. ............... 19,584 1,958,400
Ensign Group, Inc. (The) ................ 14,310 2,671,534
Fulgent Genetics, Inc.
(a) (b)
............... 9,253 140,553
Guardian Pharmacy Services, Inc. , Class A
(a)
.. 6,449 239,258
HealthEquity, Inc.
(a)
.................... 7,177 588,729
Henry Schein, Inc.
(a)
................... 19,850 1,480,611
LifeStance Health Group, Inc.
(a)
........... 20,262 153,383
Molina Healthcare, Inc.
(a)
................ 5,464 1,063,404
National HealthCare Corp. ............... 1,377 238,620
OPKO Health, Inc.
(a)
................... 195,138 219,530
Option Care Health, Inc.
(a)
............... 51,212 1,041,140
Privia Health Group, Inc.
(a)
............... 29,693 737,871
Progyny, Inc.
(a)
....................... 7,003 130,116
15,762,832
Health Care REITs — 5.5%
American Healthcare REIT, Inc. ........... 24,992 1,269,094
CareTrust REIT, Inc. ................... 94,003 3,708,418
Healthcare Realty Trust, Inc. , Class A ....... 78,115 1,460,750
LTC Properties, Inc. ................... 22,071 843,554
National Health Investors, Inc. ............ 15,937 1,225,715
Omega Healthcare Investors, Inc. .......... 85,284 4,005,789
Sabra Health Care REIT, Inc. ............. 109,527 2,262,828
Sila Realty Trust, Inc. .................. 22,979 699,251
15,475,399
Health Care Technology — 0.2%
HealthStream, Inc. .................... 11,068 229,772
Waystar Holding Corp.
(a) (b)
............... 9,293 198,638
428,410
Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc. , Class A
(a)
........ 13,050 162,995
Aramark ........................... 18,118 827,812
Choice Hotels International, Inc.
(b)
.......... 2,253 223,227
Churchill Downs, Inc. .................. 7,270 734,197
Life Time Group Holdings, Inc.
(a)
........... 4,909 131,610
Monarch Casino & Resort, Inc. ............ 5,929 703,713

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Planet Fitness, Inc. , Class A
(a)
............ 11,977 $ 798,507
Texas Roadhouse, Inc. , Class A ........... 9,871 1,589,132
5,171,193
Household Products — 0.4%
Reynolds Consumer Products, Inc. ......... 29,299 614,400
WD-40 Co. ......................... 2,650 556,394
1,170,794
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy, Inc. , Class C ........... 6,429 259,474
Insurance — 8.7%
AMERISAFE, Inc. .................... 8,837 267,761
Assured Guaranty Ltd. ................. 3,293 269,697
Axis Capital Holdings Ltd. ............... 21,738 2,182,713
Bowhead Specialty Holdings, Inc.
(a)
......... 8,079 192,119
Donegal Group, Inc. , Class A ............. 7,869 132,357
Employers Holdings, Inc. ................ 9,872 415,809
Hagerty, Inc. , Class A
(a)
................. 18,566 188,631
Hamilton Insurance Group Ltd. , Class B ..... 18,924 620,139
Hanover Insurance Group, Inc. (The) ....... 16,515 3,099,700
HCI Group, Inc. ...................... 3,829 588,020
Horace Mann Educators Corp. ............ 18,882 857,998
Kinsale Capital Group, Inc.
(b)
............. 379 122,648
Old Republic International Corp. ........... 79,450 3,174,027
Palomar Holdings, Inc.
(a)
................ 5,084 612,012
ProAssurance Corp.
(a)
.................. 22,573 557,553
RenaissanceRe Holdings Ltd. ............ 11,994 3,681,798
RLI Corp. .......................... 38,362 1,986,001
Ryan Specialty Holdings, Inc. , Class A ....... 4,673 162,480
Safety Insurance Group, Inc. ............. 6,919 520,032
Selective Insurance Group, Inc. ........... 25,212 2,116,547
Skyward Specialty Insurance Group, Inc.
(a)
.... 4,907 223,023
White Mountains Insurance Group Ltd. ...... 1,181 2,635,980
24,607,045
Interactive Media & Services — 0.4%
Grindr, Inc.
(a)
........................ 13,689 183,022
Match Group, Inc. .................... 4,725 176,809
Yelp, Inc. , Class A
(a)
................... 27,113 748,319
1,108,150
IT Services — 0.3%
Akamai Technologies, Inc.
(a) (b)
............. 6,834 703,765
Hackett Group, Inc. (The) ............... 11,245 145,173
848,938
Leisure Products — 0.1%
Sturm Ruger & Co., Inc. ................ 6,677 289,648
Machinery — 1.2%
Donaldson Co., Inc. ................... 15,269 1,346,268
ESCO Technologies, Inc. ............... 642 207,976
Mueller Industries, Inc. ................. 1,200 162,516
RBC Bearings, Inc.
(a)
.................. 2,287 1,370,119
Watts Water Technologies, Inc. , Class A ...... 1,032 309,765
3,396,644
Marine Transportation — 0.1%
Genco Shipping & Trading Ltd. ............ 15,052 364,861
Media — 1.6%
New York Times Co. (The) , Class C ........ 51,311 4,055,108
Paramount Skydance Corp. , Class B, NVS
(b)
.. 17,273 176,875
Versant Media Group, Inc. ............... 5,540 222,653
4,454,636
Security
Shares
Shares Value
Metals & Mining — 1.3%
McEwen, Inc.
(a)
...................... 9,271 $ 200,995
Royal Gold, Inc. ...................... 15,400 3,594,052
3,795,047
Mortgage Real Estate Investment Trusts (REITs) — 1.7%
AGNC Investment Corp. ................ 271,218 2,988,822
ARMOUR Residential REIT, Inc. ........... 27,541 483,069
Dynex Capital, Inc. .................... 68,143 928,108
Orchid Island Capital, Inc. ............... 71,894 505,415
4,905,414
Multi-Utilities — 0.6%
Avista Corp. ........................ 16,265 668,492
Northwestern Energy Group, Inc. .......... 15,966 1,154,980
1,823,472
Office REITs — 0.1%
COPT Defense Properties ............... 6,840 213,750
Oil, Gas & Consumable Fuels — 4.0%
Antero Midstream Corp. ................ 72,002 1,573,964
CNX Resources Corp.
(a)
................ 18,883 734,737
DT Midstream, Inc. .................... 14,306 2,117,145
Gulfport Energy Corp.
(a)
................ 2,243 431,867
Hess Midstream LP , Class A ............. 35,510 1,388,441
International Seaways, Inc. .............. 13,983 1,159,890
Kimbell Royalty Partners LP ............. 10,219 157,373
Par Pacific Holdings, Inc.
(a)
.............. 5,537 363,615
Plains GP Holdings LP , Class A ........... 84,807 2,073,531
Sunococorp LLC ..................... 19,105 1,273,921
Viper Energy, Inc. , Class A .............. 4,174 206,112
11,480,596
Pharmaceuticals — 2.7%
(a)
Alumis, Inc. ......................... 5,733 141,548
Amneal Pharmaceuticals, Inc. , Class A ...... 9,390 120,849
ANI Pharmaceuticals, Inc. ............... 6,658 528,978
Axsome Therapeutics, Inc. .............. 3,461 719,023
Collegium Pharmaceutical, Inc.
(b)
.......... 9,167 309,203
Harmony Biosciences Holdings, Inc. ........ 4,626 144,609
Indivior Pharmaceuticals, Inc. ............ 16,668 613,049
Innoviva, Inc. ....................... 32,967 757,911
Jazz Pharmaceuticals plc ............... 4,716 957,442
Ligand Pharmaceuticals, Inc. ............. 948 217,519
Pacira BioSciences, Inc. ................ 12,350 314,802
Prestige Consumer Healthcare, Inc. ........ 22,317 1,256,893
Supernus Pharmaceuticals, Inc. ........... 21,710 1,042,080
Tarsus Pharmaceuticals, Inc. ............. 4,405 280,202
Theravance Biopharma, Inc. ............. 17,734 296,867
7,700,975
Professional Services — 4.9%
Barrett Business Services, Inc. ............ 11,933 376,248
CACI International, Inc. , Class A
(a)
......... 2,592 1,346,648
CSG Systems International, Inc. ........... 12,615 1,014,372
ExlService Holdings, Inc.
(a)
.............. 21,808 695,239
Exponent, Inc. ....................... 10,625 710,706
FTI Consulting, Inc.
(a)
.................. 14,330 2,569,369
Genpact Ltd. ........................ 26,962 936,930
Huron Consulting Group, Inc.
(a)
............ 7,187 939,089
ICF International, Inc. .................. 7,238 518,675
KBR, Inc. .......................... 11,761 440,920
Maximus, Inc. ....................... 20,534 1,347,441
Parsons Corp.
(a)
...................... 10,166 512,468
Science Applications International Corp. ..... 4,319 417,950
TIC Solutions, Inc.
(a)
................... 15,260 139,476
UL Solutions, Inc. , Class A ............... 16,138 1,460,328

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Verra Mobility Corp. , Class A
(a)
............ 41,122 $ 609,839
14,035,698
Residential REITs — 1.1%
American Homes 4 Rent , Class A .......... 11,677 371,796
Equity LifeStyle Properties, Inc. ........... 44,547 2,819,379
3,191,175
Retail REITs — 4.0%
Agree Realty Corp. ................... 53,344 4,113,356
Curbline Properties Corp. ............... 9,604 265,070
Getty Realty Corp. .................... 25,429 842,209
InvenTrust Properties Corp. .............. 26,824 861,587
Kite Realty Group Trust ................. 13,201 345,338
NETSTREIT Corp. .................... 38,783 797,766
NNN REIT, Inc. ...................... 52,403 2,294,727
Phillips Edison & Co., Inc. ............... 47,211 1,896,230
11,416,283
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Cirrus Logic, Inc. ..................... 1,215 198,142
MACOM Technology Solutions Holdings, Inc. .. 598 168,403
366,545
Software — 6.4%
A10 Networks, Inc. .................... 33,290 888,177
ACI Worldwide, Inc.
(a)
.................. 7,601 328,515
Alarm.com Holdings, Inc.
(a)
.............. 11,937 530,122
Appfolio, Inc. , Class A
(a)
................ 6,700 1,119,503
AvePoint, Inc. , Class A
(a)
................ 15,208 148,278
Bentley Systems, Inc. , Class B ............ 27,684 903,052
Blackbaud, Inc.
(a)
..................... 17,763 660,251
BlackLine, Inc.
(a)
..................... 3,821 119,406
Box, Inc. , Class A
(a)
................... 66,475 1,608,695
CCC Intelligent Solutions Holdings, Inc.
(a)
..... 193,959 1,016,345
Clear Secure, Inc. , Class A .............. 16,253 867,748
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 36,269 877,710
Daily Journal Corp.
(a)
.................. 418 221,022
Dolby Laboratories, Inc. , Class A .......... 28,243 1,811,506
Dropbox, Inc. , Class A
(a)
................ 81,001 1,967,514
Dynatrace, Inc.
(a)
..................... 34,158 1,236,861
Guidewire Software, Inc.
(a)
............... 6,611 914,896
I3 Verticals, Inc. , Class A
(a) (b)
............. 10,622 239,526
InterDigital, Inc. ...................... 3,954 1,172,598
N-able, Inc.
(a)
........................ 34,859 180,570
nCino, Inc.
(a)
........................ 10,205 178,383
Progress Software Corp.
(a)
............... 17,281 481,276
Qualys, Inc.
(a)
....................... 1,373 119,355
Sprinklr, Inc. , Class A
(a)
................. 53,192 261,705
Vertex, Inc. , Class A
(a)
.................. 11,559 142,985
Yext, Inc.
(a) (b)
........................ 32,137 124,049
18,120,048
Specialized REITs — 0.4%
Four Corners Property Trust, Inc. .......... 41,525 1,061,794
Specialty Retail — 1.2%
GameStop Corp. , Class A
(a) (b)
............. 7,497 187,050
Murphy USA, Inc. .................... 4,178 2,456,664
Valvoline, Inc.
(a)
...................... 21,613 718,200
3,361,914
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc.
(a)
.................. 3,528 270,986
GPGI, Inc. , Class A ................... 11,207 172,924
443,910
Security
Shares
Shares Value
Trading Companies & Distributors — 0.4%
GATX Corp. ........................ 3,226 $ 632,038
McGrath RentCorp .................... 3,578 395,548
1,027,586
Water Utilities — 1.1%
American States Water Co. .............. 12,565 946,019
California Water Service Group ........... 27,658 1,168,274
Essential Utilities, Inc. .................. 26,468 1,011,077
3,125,370
Wireless Telecommunication Services — 0.2%
Array Digital Infrastructure, Inc. ........... 7,462 370,787
Telephone & Data Systems, Inc. ........... 4,739 213,539
584,326
Total Common Stocks — 99 .6%
(Cost: $ 253,508,425 ) .............................. 282,527,230
Rights
Biotechnology — 0.0%
Contra Chinook Therape, CVR
(a) (c)
......... 72,502 12,325
Total Rights — 0.0%
(Cost: $ — ) ..................................... 12,325
Total Long-Term Investments — 99.6%
(Cost: $ 253,508,425 ) .............................. 282,539,555
Short-Term Securities
Money Market Funds — 1.8%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(f)
................... 4,119,132 4,120,368
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 1,006,994 1,006,994
Total Short-Term Securities — 1 .8%
(Cost: $ 5,123,144 ) ............................... 5,127,362
Total Investments — 101 .4%
(Cost: $ 258,631,569 ) .............................. 287,666,917
Liabilities in Excess of Other Assets — (1.4) % ............. (3,895,104)
Net Assets — 100.0% ...............................
$ 283,771,813
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 16,270,725 $ — $ (12,150,537)
(a)
$ 4,122 $ (3,942) $ 4,120,368 4,119,132 $ 127,783
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 501,409 505,585
(a)
— — — 1,006,994 1,006,994 18,567 —
$ 4,122 $ (3,942) $ 5,127,362 $ 146,350 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 18 06/18/26 $ 701 $ 6,188
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Axis Capital Holdings Ltd. ..... Merrill Lynch International & Co. USD 10,302 02/15/28 0.00% 1D OBFR01 Monthly $ 141
Employers Holdings, Inc. ...... JPMorgan Chase Bank NA 27,161 02/09/27 0.40% 1D OBFR01 Monthly (36)
MarketAxess Holdings, Inc. .... Merrill Lynch International & Co. 7,920 02/15/28 0.00% 1D OBFR01 Monthly (375)
SiriusPoint Ltd. ............ Goldman Sachs Bank USA 332,458 08/18/26 0.20% 1D FEDL01 Monthly 9,421
SiriusPoint Ltd. ............ JPMorgan Chase Bank NA 313,879 02/09/27 0.40% 1D OBFR01 Monthly 2,296
Total long positions of equity swaps 11,447
Net dividends and financing fees (1,285)
Total equity swap contracts including dividends and financing fees $ 10,162
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 282,527,230 $ — $ — $ 282,527,230
Rights ................................................ — — 12,325 12,325
Short-Term Securities
Money Market Funds ...................................... 5,127,362 — — 5,127,362
$ 287,654,592 $ — $ 12,325 $ 287,666,917
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 6,188 $ 11,858 $ — $ 18,046
Liabilities
Equity contracts ........................................... — (1,696) — (1,696)
$ 6,188 $ 10,162 $ — $ 16,350
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust